Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 17,050	$ 19,480
Due within 1 year [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	2,804	2,874
Between 1 and 2 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,565	1,712
Between 2 and 3 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,344	1,401
Between 3 and 4 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,097	1,282
Between 4 and 5 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	882	1,026
More than 5 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 9,358	$ 11,185